SCUDDER
                                                                     INVESTMENTS




                        Asset Allocation Funds I
                        Classes A, B and C

                Prospectus

--------------------------------------------------------------------------------
                        January 1, 2003, as revised February 1, 2003
--------------------------------------------------------------------------------
                     |
                     |  Scudder Pathway Series:
                     |
                     |  Pathway Conservative Portfolio
                     |
                     |  Pathway Moderate Portfolio
                     |
                     |  Pathway Growth Portfolio




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Portfolios Work                      How to Invest in the Portfolios

     4  Pathway Conservative Portfolio           32  Choosing a Share Class

     9  Pathway Moderate Portfolio               38  How to Buy Shares

    14  Pathway Growth Portfolio                 39  How to Exchange or Sell
                                                     Shares
    19  Other Policies and Risks
                                                 40  Policies You Should Know
    20  Who Manages and Oversees                     About
        the Portfolios
                                                 46  Understanding Distributions
    22  Financial Highlights                         and Taxes

How the Portfolios Work

These portfolios use an asset allocation strategy, dividing their assets among different types of investments. All three portfolios invest in other Scudder funds. Each portfolio is designed for investors with a particular time horizon or risk profile, and invests in a distinct mix of funds. Because the underlying funds hold a range of securities, an investment in a portfolio may offer exposure to thousands of individual securities.

Whether you are considering investing in one of these portfolios or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                                            |
                             ticker symbol  |   SUCAX       SUCBX       SUCCX
                               fund number  |   480         680         780
--------------------------------------------------------------------------------

Pathway Conservative Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks current income and, as a secondary objective, long-term growth of capital. It does this by investing mainly in other Scudder mutual funds.

The portfolio has a target allocation (see sidebar), which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

The managers regularly review the actual allocation and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative inputs to arrive at a view for the securities markets. Based on the desired exposure to particular investments and a thorough risk analysis, the managers then decide which funds to use as underlying funds and in which proportions.

The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may, to a more limited extent, be from foreign issuers.

THE ORIGINAL DOCUMENT CONTAINED A PIE CHART.
THE FOLLOWING PIE CHART TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

ASSET ALLOCATION

The portfolio's target allocation is as follows:
40% Equity funds
60% Fixed Income funds

The managers have the flexibility to adjust this allocation within the following ranges:

Equity funds       30%-50%
Fixed Income funds 50%-70%

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Bonds could be hurt by rises in market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. To the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well. Some bonds could be paid off earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the portfolio's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

The portfolio is also affected by how stock markets perform - something that depends on many influences, including economic, political and demographic trends. When stock prices fall, the value of your investment is likely to fall as well. Stock prices can be hurt by poor management, shrinking product demand and other business risks. These risks tend to be greater with smaller companies.

Foreign investments can be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. There is also the risk that changing currency rates could add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers of the portfolio or the underlying funds could be wrong in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters

o a bond could fall in credit quality or go into default; this risk is greater with junk and foreign bonds

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This portfolio is designed for investors who have a time horizon of three to five years and who are interested in a relatively conservative asset allocation investment.

The Portfolio's Performance History

While a portfolio's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how portfolio performance compares with four broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the portfolio and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is December 29, 2000. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the portfolio's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Classes A, B or C and the current applicable sales charges of Classes A, B and C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pathway Conservative Portfolio
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------

         1997           14.05
         1998            5.34
         1998            2.55
         2000            2.83
         2001           -3.17

2002 Total Return as of September 30: -9.57%

For the periods included in the bar chart:
Best Quarter: 7.41%, Q2 1997              Worst Quarter: -5.20%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                                                       Since
                                          1 Year        5 Years      Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                     -8.73           2.96          3.13
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -9.99           0.95          0.76
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                  -7.58           1.20          1.09
--------------------------------------------------------------------------------
Class B (Return before Taxes)             -6.54           3.29          3.41
--------------------------------------------------------------------------------
Class C (Return before Taxes)             -4.78           3.22          3.36
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                   8.44           7.43          7.11
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for
fees, expenses or taxes)                 -11.87          10.70         10.08
--------------------------------------------------------------------------------
Index 3 (reflects no deductions for
fees, expenses or taxes)                   3.43           4.84          4.85
--------------------------------------------------------------------------------
Index 4 (reflects no deductions for
fees, expenses or taxes)                 -21.44           0.89          0.62
--------------------------------------------------------------------------------

Index 1: Lehman Brothers Aggregate Bond Index, a market-value-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities.

Index 2: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 3: Treasury Bill 3-month.

Index 4: MSCI EAFE Index, a market-value-weighted measure of stocks of 21 countries.

*  Portfolio inception: 11/15/96. Index comparisons begin 11/30/96.

Total returns would have been lower if the advisor had not maintained the expenses of certain of the underlying funds.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The portfolio does not directly bear any fees or expenses other than distribution/service fees. However, the portfolio's shareholders will indirectly bear the portfolio's pro rata share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested. The range of the average weighted expense ratio for the underlying Scudder funds is set forth below.

--------------------------------------------------------------------------------
Fee Table                                      Class A      Class B     Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as % of offering price)              5.75%        None        1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
% of redemption proceeds)                       None*        4.00%       1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                  0.00%        0.00%       0.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                 0.23         0.95        0.97
--------------------------------------------------------------------------------
Other Expenses                                   0.00         0.00        0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.23         0.95        0.97
--------------------------------------------------------------------------------
Range of Average Weighted Expense Ratio                 0.50% to 1.25%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About - Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

This example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and the expenses of the underlying Scudder funds are calculated at the midpoint of the current expense range. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $682           $908         $1,151        $1,849
--------------------------------------------------------------------------------
Class B shares               586            876          1,190         1,786
--------------------------------------------------------------------------------
Class C shares               386            676          1,091         2,247
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $682           $908         $1,151        $1,849
--------------------------------------------------------------------------------
Class B shares               186            576            990         1,786
--------------------------------------------------------------------------------
Class C shares               286            676          1,091         2,247
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                              ticker symbol  |   SPDAX       SPDBX       SPDCX
                                fund number  |   481         681         781
--------------------------------------------------------------------------------

Pathway Moderate Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of current income and growth of capital. It does this by investing mainly in other Scudder mutual funds.

The portfolio has a target allocation (see sidebar), which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

The managers regularly review the actual allocation and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative inputs to arrive at a view for the securities markets. Based on the desired exposure to particular investments and a thorough risk analysis, the managers then decide which funds to use as underlying funds and in which proportions.

The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may, to a more limited extent, be from foreign issuers.

THE ORIGINAL DOCUMENT CONTAINED A PIE CHART.
THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

ASSET ALLOCATION

The portfolio's target allocation is as follows:

60% Equity funds
40% Fixed Income funds

The managers have the flexibility to adjust this allocation within the following ranges:

Equity funds 50%-70%
Bond funds   30%-50%

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

One of the most important factors is how stock markets perform - something that depends on many influences, including economic, political and demographic trends. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management, shrinking product demand and other business risks. These risks tend to be greater with smaller companies.

Foreign investments can be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. There is also the risk that changing currency rates could add to market losses or reduce market gains.

The portfolio is also affected by the performance of bonds or other fixed income instruments, which could be hurt by rises in market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. To the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well. Some bonds could be paid off earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the portfolio's share price and yield. Corporate bonds could perform less well than other bonds in a weak economy.

Other factors that could affect performance include:

o the managers of the portfolio or the underlying funds could be wrong in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters

o a bond could fall in credit quality or go into default; this risk is greater with junk and foreign bonds

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This portfolio is designed for investors who have a time horizon of five to ten years and who are interested in a balanced asset allocation investment.

The Portfolio's Performance History

While a portfolio's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how portfolio performance compares with five broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the portfolio and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is December 29, 2000. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the portfolio's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Classes A, B or C and the current applicable sales charges of Classes A, B and C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pathway Moderate Portfolio
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------

         1997           13.02
         1998            7.34
         1999           16.34
         2000           -2.88
         2001           -9.28

2002 Total Return as of September 30: -16.42%

For the periods included in the bar chart:
Best Quarter: 12.45%, Q4 1999             Worst Quarter: -10.32%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                                                        Since
                                          1 Year        5 Years      Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    -14.49           3.24          3.40
--------------------------------------------------------------------------------
  Return after Taxes on Distributions    -15.30           1.26          1.12
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                 -11.08           1.67          1.58
--------------------------------------------------------------------------------
Class B (Return before Taxes)            -12.53           3.56          3.67
--------------------------------------------------------------------------------
Class C (Return before Taxes)            -10.77           3.50          3.63
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                 -11.87          10.70         10.08
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for
fees, expenses or taxes)                 -21.44           0.89          0.62
--------------------------------------------------------------------------------
Index 3 (reflects no deductions for
fees, expenses or taxes)                   8.44           7.43          7.11
--------------------------------------------------------------------------------
Index 4 (reflects no deductions for
fees, expenses or taxes)                   2.49           7.52          7.94
--------------------------------------------------------------------------------
Index 5 (reflects no deductions for
fees, expenses or taxes)                   3.43           4.84          4.85
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: MSCI EAFE Index, a market-value-weighted measure of stocks of 21 countries.

Index 3: Lehman Brothers Aggregate Bond Index, a market-value-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities.

Index 4: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2000 small US stocks.

Index 5: Treasury Bill 3-month.

*  Portfolio inception: 11/15/96. Index comparisons begin 11/30/96.

Total returns would have been lower if the advisor had not maintained the expenses of certain of the underlying funds.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The portfolio does not directly bear any fees or expenses other than distribution/service fees. However, the portfolio's shareholders will indirectly bear the portfolio's pro rata share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested. The range of the average weighted expense ratio for the underlying Scudder funds is set forth below.

--------------------------------------------------------------------------------
Fee Table                                      Class A      Class B     Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as % of offering price)              5.75%        None        1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
% of redemption proceeds)                       None*        4.00%       1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                  0.00%        0.00%       0.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                 0.22         0.93        1.00
--------------------------------------------------------------------------------
Other Expenses                                   0.00         0.00        0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.22         0.93        1.00
--------------------------------------------------------------------------------
Range of Average Weighted Expense Ratio                 0.50% to 1.91%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About - Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

This example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and the expenses of the underlying Scudder funds are calculated at the midpoint of the current expense range. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $712         $1,001         $1,312        $2,190
--------------------------------------------------------------------------------
Class B shares               617            970          1,349         2,126
--------------------------------------------------------------------------------
Class C shares               422            784          1,273         2,619
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $712         $1,001         $1,312        $2,190
--------------------------------------------------------------------------------
Class B shares               217            670          1,149         2,126
--------------------------------------------------------------------------------
Class C shares               322            784          1,273         2,619
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           |   Class A     Class B     Class C
                            ticker symbol  |   SUPAX       SUPBX       SUPCX
                              fund number  |   482         682         782
--------------------------------------------------------------------------------

Pathway Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital. It does this by investing mainly in other Scudder mutual funds.

The portfolio has a target allocation (see sidebar), which the portfolio managers use as a reference point in setting the portfolio's actual allocation. While the actual allocation may vary, the managers expect that over the long term it will average out to be similar to the target allocation.

The managers regularly review the actual allocation and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative inputs to arrive at a view for the securities markets. Based on the desired exposure to particular investments and a thorough risk analysis, the managers then decide which funds to use as underlying funds and in which proportions.

The portfolio's underlying funds use a broad array of investment styles. These funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may, to a more limited extent, be from foreign issuers.

THE ORIGINAL DOCUMENT CONTAINED A PIE CHART.
THE FOLLOWING PIE CHART TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

ASSET ALLOCATION

The portfolio's target allocation is as follows:

85% Equity funds
15% Fixed Income funds

The managers have the flexibility to adjust this allocation within the following ranges:

Equity funds       75%-95%
Fixed Income funds 5%-25%

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

One of the most important factors is how stock markets perform - something that depends on many influences, including economic, political and demographic trends. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management, shrinking product demand and other business risks. These risks tend to be greater with smaller companies.

Foreign investments can be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. There is also the risk that changing currency rates could add to market losses or reduce market gains.

Because the portfolio invests some of its assets in fixed-income funds, it may perform less well in the long run than a fund investing entirely in stocks. At the same time, the portfolio's fixed-income component means that its performance could be hurt somewhat by poor performance in the bond market.

Other factors that could affect performance include:

o the managers of the portfolio or the underlying funds could be wrong in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters

o a bond could fall in credit quality or go into default; this risk is greater with junk and foreign bonds

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o     derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This portfolio is designed for investors with a long-term time horizon - ten years or more - and who are interested in taking an asset allocation approach to growth investing.

The Portfolio's Performance History

While a portfolio's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how portfolio performance compares with four broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the portfolio and the indexes varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is December 29, 2000. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the portfolio's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Classes A, B or C and the current applicable sales charges of Classes A, B and C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pathway Growth Portfolio
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------

         1997            14.62
         1998             9.30
         1999            34.87
         2000            -6.53
         2001           -13.57

2002 Total Return as of September 30: -23.83%

For the periods included in the bar chart:
Best Quarter: 21.72%, Q4 1999             Worst Quarter: -15.12%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                                                       Since
                                          1 Year        5 Years      Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    -18.54           5.18          5.40
--------------------------------------------------------------------------------
  Return after Taxes on Distributions    -19.14           3.65          3.51
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                 -13.21           3.59          3.52
--------------------------------------------------------------------------------
Class B (Return before Taxes)            -16.66           5.50          5.68
--------------------------------------------------------------------------------
Class C (Return before Taxes)            -15.02           5.44          5.63
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                 -11.87          10.70         10.08
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for
fees, expenses or taxes)                 -21.44           0.89          0.62
--------------------------------------------------------------------------------
Index 3 (reflects no deductions for
fees, expenses or taxes)                   8.44           7.43          7.11
--------------------------------------------------------------------------------
Index 4 (reflects no deductions for
fees, expenses or taxes)                   2.49           7.52          7.94
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: MSCI EAFE Index, a market-value-weighted measure of stocks of 21 countries.

Index 3: Lehman Brothers Aggregate Bond Index, a market-value-weighted measure of US Treasury and agency securities, corporate bond issues and mortgage-backed securities.

Index 4: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2000 small US stocks.

*  Portfolio inception: 11/15/96. Index comparisons begin 11/30/96.

Total returns would have been lower if the advisor had not maintained the expenses of certain of the underlying funds.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The portfolio does not directly bear any fees or expenses other than distribution/service fees. However, the portfolio's shareholders will indirectly bear the portfolio's pro rata share of fees and expenses incurred by the underlying Scudder funds in which the portfolio is invested. The range of the average weighted expense ratio for the underlying Scudder funds is set forth below.

--------------------------------------------------------------------------------
Fee Table                                      Class A      Class B     Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as % of offering price)              5.75%        None        1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
% of redemption proceeds)                       None*        4.00%       1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                  0.00%        0.00%       0.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                 0.21         0.95        0.95
--------------------------------------------------------------------------------
Other Expenses                                   0.00         0.00        0.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.21         0.95        0.95
--------------------------------------------------------------------------------
Range of Average Weighted Expense Ratio                 0.50% to 1.91%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About - Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

This example helps you compare an approximate estimate of the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and the expenses of the underlying Scudder funds are calculated at the midpoint of the current expense range. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $711           $998         $1,307        $2,179
--------------------------------------------------------------------------------
Class B shares               619            976          1,359         2,133
--------------------------------------------------------------------------------
Class C shares               417            769          1,248         2,568
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $711           $998         $1,307        $2,179
--------------------------------------------------------------------------------
Class B shares               219            676          1,159         2,133
--------------------------------------------------------------------------------
Class C shares               317            769          1,248         2,568
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a portfolio's Board could change the portfolio's investment goal without seeking shareholder approval.

o As a temporary defensive measure, each portfolio could shift up to 100% of its assets into defensive investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o While certain underlying funds are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers of those funds don't intend to use them as principal investments, and may not use them at all.

For more information

This prospectus doesn't tell you about every policy or risk of investing in a portfolio.

If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolios

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for each portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts, and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor does not receive any fees for managing the portfolios but does receive fees as investment advisor to each underlying fund.

The portfolio managers

The following people handle the day-to-day management of each portfolio.


Janet Campagna                               Robert Wang
Managing Director of Deutsche Asset          Director of Deutsche Asset
Management and Co-Manager of the             Management and Co-Manager of the
portfolios.                                  portfolios.
  o  Joined Deutsche Asset Management         o  Joined Deutsche Asset
     in 1999. Investment strategist and          Management in 1995 after 13
     manager of the asset allocation             years of experience in fixed
     strategies group for Barclays Global        income trading at J.P. Morgan.
     Investors from 1994 to 1999.             o  Portfolio manager for global
  o  Head of Advanced Research and               and tactical asset allocation
     Quantitative Strategies.                    portfolios, with a focus on
  o  Over ten years of investment                quantitative asset allocation,
     industry experience.                        portfolio risk control and
  o  MS, Social Science, California              derivatives trading management.
     Institute of Technology.                 o  Joined the portfolios in 2002.
  o  PhD, Political Science, University
     of California at Irvine.
  o  Joined the portfolios in 2002.

Inna Okounkova
Vice President of Deutsche Asset
Management and Co-Manager of the
portfolios.
  o  Joined Deutsche Asset Management in
     1999.
  o  Began investment career in 1999.
  o  Portfolio manager for asset
     allocation portfolios.
  o  MS, Moscow State University.
  o  MBA, University of Chicago.
  o  Joined the portfolios in 2002.

Financial Highlights

These tables are designed to help you understand each portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. The information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each portfolio's financial statements, are included in that portfolio's annual report (see "Shareholder reports" on the last page).

Pathway Conservative Portfolio - Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                                         2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.31   $11.93
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                        .36      .27
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                  (.99)    (.69)
--------------------------------------------------------------------------------
  Total from investment operations                              (.63)    (.42)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.38)    (.20)
--------------------------------------------------------------------------------
Net asset value, end of period                                $10.30   $11.31
--------------------------------------------------------------------------------
Total Return (%)^c                                             (5.73)   (3.51)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            10        8
--------------------------------------------------------------------------------
Ratio of expenses (%)^d                                          .23      .25*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                              3.32     3.43*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       36       40
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

*     Annualized

**    Not annualized

Pathway Conservative Portfolio - Class B

-------------------------------------------------------------------------------
 Years Ended August 31,                                        2002     2001^a
-------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------
Net asset value, beginning of period                        $11.31   $11.93
-------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                      .28      .23
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (.99)    (.69)
  transactions
-------------------------------------------------------------------------------
  Total from investment operations                            (.71)    (.46)
-------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.29)    (.16)
-------------------------------------------------------------------------------
Net asset value, end of period                              $10.31   $11.31
-------------------------------------------------------------------------------
Total Return (%)^c                                           (6.36)   (3.87)**
-------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           2        2
-------------------------------------------------------------------------------
Ratio of expenses (%)^d                                        .95     1.00*
-------------------------------------------------------------------------------
Ratio of net investment income (%)                            2.60     2.68*
-------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     36       40
-------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

*     Annualized

**    Not annualized

Pathway Conservative Portfolio - Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                                        2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.31   $11.93
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                       .27      .23
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment        (.99)    (.69)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                             (.72)    (.46)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.29)    (.16)
--------------------------------------------------------------------------------
Net asset value, end of period                               $10.30   $11.31
--------------------------------------------------------------------------------
Total Return (%)^c                                            (6.45)   (3.87)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            1        1
--------------------------------------------------------------------------------
Ratio of expenses (%)^d                                         .97     1.00*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             2.58     2.68*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      36       40
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

*     Annualized

**    Not annualized

Pathway Moderate Portfolio - Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                                        2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.77   $12.04
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                       .24      .17
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (1.39)   (1.31)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (1.15)   (1.14)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.24)    (.13)
--------------------------------------------------------------------------------
Net asset value, end of period                               $ 9.38   $10.77
--------------------------------------------------------------------------------
Total Return (%)^c                                           (10.83)  (9.47)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           23       15
--------------------------------------------------------------------------------
Ratio of expenses (%)^d                                         .22      .25*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             2.31     2.26*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      57       58
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

*     Annualized

**    Not annualized

Pathway Moderate Portfolio - Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                                        2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.76   $12.04
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                       .17      .13
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (1.38)   (1.32)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (1.21)   (1.19)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.17)    (.09)
--------------------------------------------------------------------------------
Net asset value, end of period                               $ 9.38   $10.76
--------------------------------------------------------------------------------
Total Return (%)^c                                           (11.42)   (9.89)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            8        8
--------------------------------------------------------------------------------
Ratio of expenses (%)^d                                         .90^e   1.00*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             1.63     1.51*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      57       58
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

^e The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.

*     Annualized

**    Not annualized

Pathway Moderate Portfolio - Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                                        2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.76   $12.04
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                       .16      .13
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (1.38)   (1.32)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (1.22)   (1.19)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.17)    (.09)
--------------------------------------------------------------------------------
Net asset value, end of period                               $ 9.37   $10.76
--------------------------------------------------------------------------------
Total Return (%)^c                                           (11.51)   (9.89)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            3        3
--------------------------------------------------------------------------------
Ratio of expenses (%)^d                                        1.00     1.00*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             1.53     1.51*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      57       58
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

*     Annualized

**    Not annualized

Pathway Growth Portfolio - Class A

--------------------------------------------------------------------------------
 Years Ended August 31,                                        2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $12.61   $14.55
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                       .12      .08
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (2.15)   (2.02)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (2.03)   (1.94)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.10)        -
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                (.27)        -
--------------------------------------------------------------------------------
  Total distributions                                          (.37)        -
--------------------------------------------------------------------------------
Net asset value, end of period                               $10.21   $12.61
--------------------------------------------------------------------------------
Total Return (%)^c                                           (16.61)  (13.33)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           18       18
--------------------------------------------------------------------------------
Ratio of expenses (%)^d                                         .21      .25*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             1.00      .81*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      44       29
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

*     Annualized

**    Not annualized

Pathway Growth Portfolio - Class B

--------------------------------------------------------------------------------
 Years Ended August 31,                                        2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $12.55   $14.55
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                       .03      .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (2.12)   (2.03)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (2.09)   (2.00)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.08)        -
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                (.27)        -
--------------------------------------------------------------------------------
  Total distributions                                          (.35)        -
--------------------------------------------------------------------------------
Net asset value, end of period                               $10.11   $12.55
--------------------------------------------------------------------------------
Total Return (%)^c                                           (17.19)  (13.75)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            8        9
--------------------------------------------------------------------------------
Ratio of expenses (%)^d                                         .93^e   1.00*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                              .28      .06*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      44       29
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

^e The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was .95%.

*     Annualized

**    Not annualized

Pathway Growth Portfolio - Class C

--------------------------------------------------------------------------------
 Years Ended August 31,                                        2002     2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $12.55   $14.55
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                       .03      .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       (2.12)   (2.03)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            (2.09)   (2.00)
--------------------------------------------------------------------------------
Less distributions from:                                       (.08)        -
  Net investment income
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                (.27)        -
--------------------------------------------------------------------------------
  Total distributions                                          (.35)        -
--------------------------------------------------------------------------------
Net asset value, end of period                               $10.11   $12.55
--------------------------------------------------------------------------------
Total Return (%)^c                                           (17.19)  (13.75)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            3        3
--------------------------------------------------------------------------------
Ratio of expenses (%)^d                                         .95     1.00*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                              .26      .06*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      44       29
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

^b    Based on average shares outstanding during the period.

^c    Total return does not reflect the effect of any sales charges.

^d The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

*     Annualized

**    Not annualized

How to Invest in the Portfolios

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus are three share classes for each portfolio. Each class has its own fees and expenses, offering you a choice of cost structures. The portfolios offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual service fee            Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------
Class C

o Sales charge of 1.00%, charged when     o The deferred sales charge rate is
  you buy shares                            lower, but your shares never convert
                                            to Class A, so annual expenses
o Deferred sales charge of 1.00%,           remain higher
  charged when you sell shares you
  bought within the last year

o 1.00% annual distribution/service fee
--------------------------------------------------------------------------------

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the portfolio's advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

Your investment        Sales charge as a %   Sales charge as a % of
                        of offering price      your net investment
---------------------------------------------------------------------
Up to $50,000                5.75%                  6.10%
---------------------------------------------------------------------
$50,000-$99,999               4.50                   4.71
---------------------------------------------------------------------
$100,000-$249,999             3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999             2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999             2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o     reinvesting dividends or distributions

o     investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

o exchanging an investment in Class A shares of another fund for an investment in the portfolio unless the fund in which you are investing has a higher sales load in which case you would be required to pay the difference

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each portfolio may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a portfolio. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                     4.00%
---------------------------------------------------------------------
Second or third year                            3.00
---------------------------------------------------------------------
Fourth or fifth year                            2.00
---------------------------------------------------------------------
Sixth year                                      1.00
---------------------------------------------------------------------
Seventh year and later         None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Class C shares have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have an up-front sales charge of 1.00%.

  Front-end Sales Charge as a        Front-end Sales Charge as a
      % of offering price             % of your net investment
---------------------------------------------------------------------
             1.00%                              1.01%
---------------------------------------------------------------------

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for an up-front sales charge waiver.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                      1.00%
---------------------------------------------------------------------
Second year and later                           None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

How to Buy Shares
Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares
Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 42
existing accounts
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for
                                            you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the portfolio, class and account        o the portfolio, class and account
  number you're exchanging out of           number from which you want to sell
                                            shares
o the dollar amount or number of shares
  you want to exchange                    o the dollar amount or number of
                                            shares you want to sell
o the name and class of the fund you
  want to exchange into                   o your name(s), signature(s) and
                                            address, as they appear on your
o your name(s), signature(s) and            account
  address, as they appear on your
  account                                 o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each portfolio's Class A, Class B and Class C shares. The portfolios have other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial institution or call (800) 621-1048.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company and it has been determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

Each portfolio accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that a portfolio cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for - whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don't affect CDSCs: For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o        for  Class  C  shares,   redemption  of  shares  purchased   through  a
         dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the portfolios calculate share prices

For each share class, the price at which you buy shares is as follows:

Class A and C shares - net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B shares - net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

   TOTAL ASSETS - TOTAL LIABILITIES
---------------------------------------    = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING


For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

The assets of each share class of each portfolio consist primarily of the underlying Scudder funds, which are valued at their respective net asset values at the time of computation.

We typically use market prices to value securities. We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by an underlying fund's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that an underlying fund invests in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days or at times when an underlying fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o        withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to certain retirement accounts or if you have an automatic investment plan, or to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a portfolio generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

Conservative and Moderate Portfolios each intend to pay dividends and distributions to their shareholders quarterly, in March, June, September and December. Growth Portfolio intends to pay dividends and distributions annually in December. If necessary, each portfolio may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling portfolio shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the portfolio earnings you receive and your own portfolio transactions, generally depends on their type:

Generally taxed at ordinary income rates
------------------------------------------------------------------------
o  short-term capital gains from selling portfolio shares
------------------------------------------------------------------------
o  taxable income dividends you receive from a portfolio
------------------------------------------------------------------------
o  short-term capital gains distributions you receive from a portfolio
------------------------------------------------------------------------
Generally taxed at capital gains rates
------------------------------------------------------------------------
o  long-term capital gains from selling portfolio shares
------------------------------------------------------------------------
o  long-term capital gains distributions you receive from a portfolio
------------------------------------------------------------------------

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a portfolio pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the portfolio declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------


Scudder Investments                       SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090






Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048



A Member of                               SEC File Number:
Deustche Asset Management [LOGO]          Scudder Pathway Series        811-8606